Note 23 - Shareholders' Equity - Antidilutive Securities Excluded From the Calculation (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Anti-dilutive securities (in shares)	0	1,193
Discontinued operations [member]
Statement Line Items [Line Items]
Anti-dilutive securities (in shares)	1,657	0
Aggregate continuing and discontinued operations [member]
Statement Line Items [Line Items]
Anti-dilutive securities (in shares)	1,657	1,193